Subsequent Events (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock shares issued for services, shares	24,155	128,527
Accrued interest		$ 24,000
Common stock shares issued for services, amount	$ 2,000	$ 26,000
Common stock shares issued upon cancellation of accrued interest		460,829
Financing obligation		$ 100,000
Common stock shares issued upon Cashless exercise, descriptions		the Company issued 34,139,772 shares of common stock upon a cashless exercise of 17,500,000 options shares and 17,045,454 warrants shares.
Common stock shares issued during the period, shares		38,116,450
Common stock shares issued during the period, amount		$ 1,525,000
Proceeds from funding amount received		177,000
Convertible notes payable, outstanding balance	$ 1,438,000	1,469,000	$ 1,860,000
Debt conversion converted/convertible amount, principal		$ 1,727,000
Option [Member]
Granted options to purchase aggregate of common stock	2,500,000
Common stock, shares issued upon cashless exercise of options	13,557,693
Option, exercises during period	15,000,000
Granted options to purchase aggregate of common stock price per share	$ 0.005
Granted options to purchase aggregate of common stock vesting period	6 months
Granted options to purchase aggregate of common stock expiration period	10 years
Convertible Promissory Note [Member]
Debt conversion converted instrument, shares issued		16,168,589
Convertible notes payable, outstanding balance		$ 45,000
Debt conversion converted/convertible amount, principal		6,000
Repayment of related party debt		$ 367,000
Convertible Promissory Note [Member] | Minimum [Member]
Conversion price		$ 0.00156
Convertible Promissory Note [Member] | Maximum [Member]
Conversion price		$ 0.02